Schedule of Reconciliation of the Forward Purchase Derivative Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Disclosures [Abstract]
Forward purchase derivative liability beginning balance
Forward purchase derivative recognized in connection with the merger	8,616
Change in fair value of forward purchase derivative liabilities	1,076
Forward purchase derivative liability ending balance	$ 9,692